PREPAYMENTS AND OTHER CURRENT ASSETS - THIRD PARTIES (Tables)	12 Months Ended
Dec. 31, 2023
PREPAYMENTS AND OTHER CURRENT ASSETS - THIRD PARTIES
Schedule of prepayments and other current assets

	As of December 31,
	2023	2022
	US$	US$
Deductible VAT	41,066	36,508
Prepayments to third-party suppliers	11,280	2,446
Deposits	3,995	3,747
Deferred listing expenses	1,686	—
Others	5,850	1,674
Less: Allowance for credit losses (i)	(7)	—
Total	63,870	44,375
(i)	The movement of the allowance for credit losses is as follows:

Schedule of allowance for credit losses

US$
Balance as of December 31, 2022	—
Impact of adoption of ASC 326	2
Balance as of January 1, 2023	2
Provisions	4
Foreign currency translation adjustment	1
Balance as of December 31, 2023	7